Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	£ 2,362	£ 2,552
Deferred tax liabilities	(29)	(225)
Temporary differences
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,591	1,841
Tax losses
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	771	711
USA
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,908	2,049
Other territories
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	454	503
Deferred tax liabilities – UK
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	£ (29)	£ (225)